FORM 13F

	FORM 13F COVER PAGE

"Report for the Calendar Year of Quarter Ended: March 31, 2004"

Check here if Amendment                (         )Amendment Number:
This Amendment (Check only one:)       (         ) is a restatement
	                               (         ) adds new holdings entries


Institutional Investment Manager Filing this Report:
"Name:       ART Advisors, LLC"
Address:  500 Park Ave
"                  New York, NY 10022"


13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:
Name: Andrew Waldman
Title:  Authorized Representative
Phone: 212-303-0513

Signature, Place, and Date of Signing:
Andrew Waldman , New York, New York,  May 12, 2004

Report Type (Check only one.) :
(        ) 	13 F HOLDINGS REPORT.
(   X    )	13F NOTICE.
(        )	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File No.	Name
28-99999  Caxton Associates L.L.C.
	  Princeton Plaza, Building 2
	  731 Alexander Road
	  Princeton, NJ 08540


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

Manager Reporting on Behalf of Reporting Manager:
28-99999 Caxton Associates L.L.C.
	 Princeton Plaza, Building 2
	 731 Alexander Road
	 Princeton, NJ 08540